Borrowings (Tables)	6 Months Ended
Jun. 30, 2021
Borrowings
Schedule of borrowings

	June 30,	December 31,
	2021	2020
	€ 1,000	€ 1,000
Innovation credit	3,339	2,770
Accrued interest on innovation credit	458	307
Convertible notes	14,229	13,812
Accrued interest on convertible notes	508	435

Total borrowings	18,534	17,324
Current portion	(1,562)	(1,135)
	16,972	16,189